Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 1,611,725	$ 1,288,983	$ 1,418,457
Foreign	646,611	714,992	742,379
Income before income taxes	$ 2,258,336	$ 2,003,975	$ 2,160,836